COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2014	88
2015	78
2016	78
244

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2014	67
2015	39
2016	21
127